                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Brookside Capital Management, LLC*
Address:  111 Huntington Avenue
          Boston, MA  02199

Form 13F File Number: 28-06625

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Edgar Brakeman, III
Title:    Managing Member
Phone:    (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Roy Edgar Brakeman III             Boston, MA                2/14/2005
------------------------------   ----------------------------   ----------------

*Brookside Capital Management, LLC is the general partner of Brookside Capital Investors, L.P., the general partner of Brookside Capital Partners Fund, L.P. Roy Edgar Brakeman, III is the Managing Member of Brookside Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:     $ 3,200,370
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.        Form 13F File Number      Name

      1         28-06946                  Brookside Capital Partners Fund, L.P.

      2         28-06924                  Brookside Capital Investors, L.P.

                      Brookside Capital Partners Fund, L.P.
                    Form 13F Information Table as of 12/31/04

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                                                                                Market                             Voting Authority
                                                                              Value Long   Invesment    Other    -------------------
Description                         Title of Class   Cusip        PRN Amount     x1000     Discretion  Managers  Sole  Shares   None
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                             ORD              G0070K103    3,500,000     149,625       Sole                X
ADVANCED DIGITAL INFORMATION        COM              007525108    2,349,900      23,546       Sole                X
AMBAC FINL GROUP INC                COM              023139108      300,000      24,639       Sole                X
AMDOCS LTD                          ORD              G02602103    4,944,150     129,784       Sole                X
AMERICAN STD COS INC DEL            COM              029712106    1,504,200      62,154       Sole                X
AMYLIN PHARMACEUTICALS INC          COM              032346108      802,900      18,756       Sole                X
ASK JEEVES INC                      COM              045174109       99,982       2,675       Sole                X
ASPEN TECHNOLOGY INC                COM              045327103    1,763,100      10,949       Sole                X
ASSURED GUARANTY LTD                COM              G0585R106      350,000       6,885       Sole                X
AVOCENT CORP                        COM              053893103      564,526      22,925       Sole                X
AXIS CAPITAL HOLDINGS               SHS              G0692U109      400,000      10,944       Sole                X
BANK OF AMERICA CORPORATION         COM              060505104      400,000      18,796       Sole                X
BEA SYS INC                         COM              073325102    1,429,800      12,668       Sole                X
BLOCKBUSTER INC                     CL A             093679108    1,300,000      12,402       Sole                X
BOSTON SCIENTIFIC CORP              COM              101137107      926,000      32,919       Sole                X
CARNIVAL CORP                       PAIRED CTF       143658300    1,601,800      92,312       Sole                X
C D W CORP                          COM              12512N105      468,100      31,058       Sole                X
CITIGROUP INC                       COM              172967101    1,750,000      84,315       Sole                X
CONOR MEDSYSTEMS INC                COM NEW          208264101    1,309,000      18,130       Sole                X
CONSOL ENERGY INC                   COM              20854P109    1,500,000      61,575       Sole                X
CONVERGYS CORP                      COM              212485106    2,178,800      32,660       Sole                X
DIEBOLD INC                         COM              253651103    1,477,400      82,336       Sole                X
DOMINION RES INC VA NEW             COM              25746U109      441,800      29,928       Sole                X
DOMINOS PIZZA INC                   COM              25754A201    2,596,046      46,210       Sole                X
DREAMWORKS ANIMATION SKG INC        CL A             26153C103      261,400       9,805       Sole                X
DURECT CORP                         COM              266605104    3,990,514      13,089       Sole                X
ELECTRONIC ARTS INC                 COM              285512109    2,375,400     146,515       Sole                X
ELOYALTY CORP                       COM NEW          290151307      369,145       2,171       Sole                X
FOUNDATION COAL HLDGS INC           COM              35039W100      225,000       5,189       Sole                X
FOX ENTMT GROUP INC                 CL A             35138T107    1,658,800      51,854       Sole                X
FREEPORT-MCMORAN COPPER & GO        CL B             35671D857      490,200      18,755       Sole                X
GILEAD SCIENCES INC                 COM              375558103      874,700      30,606       Sole                X
GRUPO TELEVISA SA DE CV             SP ADR REP ORD   40049J206      518,600      31,375       Sole                X
GUIDANT CORP                        COM              401698105      500,000      36,050       Sole                X
HEWLETT PACKARD CO                  COM              428236103    1,891,000      39,654       Sole                X
HIBBETT SPORTING GOODS INC          COM              428565105      450,000      11,975       Sole                X
IMPAX LABORATORIES INC              COM              45256B101    1,365,000      21,676       Sole                X
INCYTE CORP                         COM              45337C102      548,300       5,478       Sole                X
INTERNATIONAL STL GROUP INC         COM              460377104      600,000      24,336       Sole                X
PENNEY J C INC                      COM              708160106      715,100      29,605       Sole                X
KOHLS CORP                          COM              500255104    2,320,000     114,074       Sole                X
LAS VEGAS SANDS CORP                COM              517834107      300,000      14,400       Sole                X
MBIA INC                            COM              55262C100    1,344,000      85,048       Sole                X
MCDATA CORP                         CL B             580031102    1,261,775       7,104       Sole                X
MCDATA CORP                         CL A             580031201    3,840,000      22,886       Sole                X
MARKETAXESS HLDGS INC               COM              57060D108       19,327         329       Sole                X
MERRILL LYNCH & CO INC              COM              590188108      750,000      44,828       Sole                X
MGM MIRAGE                          COM              552953101    1,475,000     107,292       Sole                X
MICROSOFT CORP                      COM              594918104    3,851,400     102,909       Sole                X
MICROSTRATEGY INC                   CL A NEW         594972408      125,682       7,572       Sole                X
MOBILE TELESYSTEMS OJSC             SPONSORED ADR    607409109      115,200      15,956       Sole                X
MYOGEN INC                          COM              62856E104      171,800       1,386       Sole                X
NCR CORP NEW                        COM              62886E108      540,000      37,384       Sole                X
NEWS CORP                           CL A             65248E104    4,881,820      91,095       Sole                X
NOVARTIS A G                        SPONSORED ADR    66987V109      335,900      16,976       Sole                X
OFFICEMAX INC DEL                   COM              67622P101    1,498,300      47,017       Sole                X
OSHKOSH TRUCK CORP                  COM              688239201      190,900      13,054       Sole                X
OWENS ILL INC                       COM NEW          690768403    3,260,100      73,841       Sole                X
PANERA BREAD CO                     CLA              69840W108    1,261,100      50,848       Sole                X
PARTNERRE LTD                       COM              G6852T105      250,000      15,485       Sole                X
PENTAIR INC                         COM              709631105      380,400      16,570       Sole                X
PENWEST PHARMACEUTICALS CO          COM              709754105    1,100,000      13,156       Sole                X
PHELPS DODGE CORP                   COM              717265102      451,500      44,662       Sole                X
PORTAL SOFTWARE INC                 COM NEW          736126301      353,605         926       Sole                X
POSCO                               SPONSORED ADR    693483109    1,007,300      44,855       Sole                X
RADIO ONE INC                       CLD NON VTG      75040P405      718,200      11,577       Sole                X
ROYAL CARIBBEAN CRUISES LTD         COM              V7780T103      602,000      32,773       Sole                X
SANOFI AVENTIS                      SPONSORED ADR    80105N105      241,800       9,684       Sole                X
SAP AKTIENGESELLSCHAFT              SPONSORED ADR    803054204    2,237,820      98,934       Sole                X
SEPRACOR INC                        COM              817315104    1,893,300     112,405       Sole                X
SHOPPING COM LTD                    SHS              M8405Q102       62,139       1,755       Sole                X
SIRVA INC                           COM              82967Y104    2,447,500      47,041       Sole                X
STEEL DYNAMICS INC                  COM              858119100      850,000      32,198       Sole                X
STRATEGIC HOTEL CAP INC             COM              86272T106      123,016       2,030       Sole                X
SUPPORTSOFT INC                     COM              868587106      805,000       5,361       Sole                X
TARO PHARMACEUTICAL INDS LTD        ORD              M8737E108       34,400       1,171       Sole                X
TECH DATA CORP                      COM              878237106      498,867      22,649       Sole                X

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                                                                                Market                             Voting Authority
                                                                              Value Long   Invesment    Other    -------------------
Description                         Title of Class   Cusip        PRN Amount     x1000     Discretion  Managers  Sole  Shares   None
------------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY SOLUTIONS CO             COM              87872T108    2,707,200       3,005       Sole                X
TELEWEST GLOBAL INC                 COM              87956T107    3,476,000      61,108       Sole                X
TEVA PHARMACEUTICAL INDS LTD        ADR              881624209    1,800,000      53,748       Sole                X
THE9 LTD                            ADR              88337K104       27,000         638       Sole                X
FINISH LINE INC                     CLA              317923100    1,600,000      29,280       Sole                X
TIBCO SOFTWARE INC                  COM              88632Q103      165,500       2,208       Sole                X
TXU CORP                            COM              873168108    1,578,700     101,921       Sole                X
WELLS FARGO & CO NEW                COM              949746101      300,000      18,645       Sole                X
WESTWOOD ONE INC                    COM              961815107    2,105,700      56,707       Sole                X
WITNESS SYS INC                     COM              977424100      100,000       1,746       Sole                X
WYNN RESORTS LTD                    COM              983134107      116,733       7,812       Sole                X